MFS(R) VARIABLE INSURANCE TRUST II (Formerly, MFS(R)/Sun Life Series Trust):

                     MFS(R) Capital Appreciation Portfolio

              MFS(R) Massachusetts Investors Growth Stock Portfolio

          Supplement to the Current Statement of Additional Information

Effective immediately, the sub-section entitled "Other Accounts", under Appendix D entitled "Portfolio Manager(s)" for the MFS Capital Appreciation Portfolio and MFS Massachusetts Investors Growth Stock Portfolio is hereby restated as follows:

Other Accounts. In addition to the Fund, each Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of September 30, 2008 were as follows:

-------------------- ------------------------------------- -------------------------------------- ----------------------------------
 Portfolio Manager     Registered Investment Companies       Other Pooled Investment Vehicles                  Other Accounts
-------------------- ------------------------------------- -------------------------------------- ----------------------------------
-------------------- ------------------ ------------------ ------------------- ------------------ ------------------ ---------------
                         Number of            Total        Number of Accounts        Total            Number of            Total
                         Accounts*           Assets*                                Assets            Accounts             Assets
-------------------- ------------------ ------------------ ------------------- ------------------ ------------------ ---------------
-------------------- ------------------ ------------------ ------------------- ------------------ ------------------ ---------------
    Jeffrey C.               9          $4.7 billion               2           $226.4 million             2          $178.5 million
    Constantino
-------------------- ------------------ ------------------ ------------------- ------------------ ------------------ ---------------
-------------------- ------------------ ------------------ ------------------- ------------------ ------------------ ---------------
    Maureen H.
    Pettirossi               7          $4.3 billion               1           $137.4 million             0          N/A
-------------------- ------------------ ------------------ ------------------- ------------------ ------------------ ---------------

----------------

*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.


                The date of this Supplement is November 1, 2008.